Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ 42,010	$ 42,836
Cost of sales	36,021	37,037
Income tax	425	446
Net of tax	829	1,009
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification to net income	(9)	53
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(44)	(7)
Cost of sales	37	76
Income tax	2	(15)
Net of tax	(5)	54
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(5)	(1)
Income tax	1	0
Net of tax	$ (4)	$ (1)